Stock-Based Compensation - Summary of Performance Unit Highlights (Details) - Performance Units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested performance units	$ 0.9	$ 7.6	$ 7.8
Tax benefit recognized from performance units vested	$ 0.2	$ 0.1	$ 2.5